Background and critical accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting policies
Basis of preparation

Basis of preparation

These statements have been prepared in accordance with IFRS Standards as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU) as required by EU law (IAS Regulation EC1606/2032). EU-endorsed IFRS Standards may differ from IFRS Standards issued by the IASB if, at any point in time, new or amended IFRS Standards have not been endorsed by the EU. At 31 December 2018, there were no unendorsed standards effective for the three years ended 31 December 2018 which impact the consolidated financial information of the Group. There were no differences between IFRS Standards endorsed by the EU and IFRS Standards issued by the IASB in terms of their application to the Group. These statements have been prepared on a going concern basis.

The Group IFRS accounting policies are the same as those applied for the year ended 31 December 2017 with the exception of the adoption of the new and amended accounting standards as described in note A2.

Classification of insurance and investment contracts; measurement of policyholder liabilities and unallocated surplus of with-profits; earned premiums, policy fees and claims paid

- Judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk.
Classification of insurance and investment contracts

IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Impacts £433 billion of reported liabilities, requiring classification.

Judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is made at the point of contract inception and is not revisited. For the majority of the Group’s contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved. Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Furthermore, some contracts, both insurance and investment, contain discretionary participating features representing the contractual right to receive additional benefits as a supplement to guaranteed benefits that (i) are likely to be a significant portion of the total contract benefits; (ii) have an amount or timing contractually at the discretion of the insurer; and (iii) are contractually based on asset or fund performance, as discussed in IFRS 4. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

	Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features
	Asia	– With-profits contracts – Non-participating term contracts – Whole life contracts – Unit-linked policies – Accident and health policies	– Minor amounts for a number of small categories of business
	US	– Variable annuity contracts – Fixed annuity contracts – Life insurance contracts	– Guaranteed investment contracts (GICs) – Minor amounts of ‘annuity certain’ contracts
	UK and Europe	– With-profits contracts – Bulk and individual annuity business – Non-participating term contracts	– Certain unit-linked savings and similar contracts

Measurement of policyholder liabilities and unallocated surplus of with-profits

Due to their significance to the Group’s business, the measurement of policyholder liabilities and unallocated surplus of with-profits is a critical accounting policy.

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4 described above.

Impacts £433 billion of liabilities.

Critical estimates – Policyholder liabilities are estimated based on a number of actuarial assumptions (mortality, morbidity, policyholder behavior etc.).

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS in 2005. This was set out in the Statement of Recommended Practice issued by Association of British Insurers (ABI SORP). An exception was for UK regulated with-profits funds which were measured under FRS 27 as discussed below.

FRS 27 and the ABI SORP were withdrawn in the UK for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the terms ‘FRS 27’ and the ‘ABI SORP’ refer to the requirements of these pronouncements prior to their withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15, ‘Revenue’, applies.

The policies applied in each business unit are noted below. When measuring policyholder contract liabilities a number of assumptions are applied to estimate future amounts due to or from the policyholder. The nature of assumption varies by product and among the most significant are assumed rates of policyholders’ mortality, particularly in respect of annuities sold in the UK, and policyholder behaviour, particularly in the US. Additional details of valuation methodologies and assumptions applied for material product types are discussed in note C4.2.

Measurement of insurance contract liabilities and investment contracts liabilities with discretionary participation features.

Asia insurance operations

The policyholder liabilities for businesses in Asia are generally determined in accordance with methods prescribed by local GAAP adjusted to comply, where necessary, with the modified statutory basis. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. In some operations, Taiwan and India, US GAAP principles are applied.

While the basis of valuation of liabilities in this business is in accordance with the requirements of the ABI SORP, it may differ from that determined on the modified statutory basis for the UK and Europe insurance operations with the same features.

The sensitivity of Asia insurance operations to variations in key estimates and assumptions, including mortality and morbidity, is discussed in note C7.2.

US insurance operations (Jackson)

The policyholder liabilities for Jackson’s conventional protection-type policies are determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities include the policyholder account balance.

For those investment contracts in the US with fixed and guaranteed terms, the Group uses the amortised cost model to measure the liability. The US has no investment contracts with discretionary participation features.

The sensitivity of US insurance operations to variations in key estimates and assumptions, including policyholder behaviour, is discussed in note C7.3.

UK and Europe insurance operations

The UK regulated with-profits funds’ liabilities are the realistic basis liabilities in accordance with FRS 27. The realistic basis requires the value of liabilities to be calculated as:

–A with-profits benefits reserve; plus

–Future policy-related liabilities; plus

–The realistic current liabilities of the fund.

The with-profits benefits reserve is primarily based on the retrospective calculation of accumulated asset shares but is adjusted to reflect future policyholder benefits and other charges and expenses. Asset shares broadly reflect the policyholders’ share of the with-profits fund assets attributable to their policies.

The future policy-related liabilities must include a market consistent valuation of costs of guarantees, options and smoothing, less any related charges, and this amount is determined using either a stochastic approach, hedging costs or a series of deterministic projections with attributed probabilities.

The shareholders’ share of future costs of bonuses is included within the liabilities for unallocated surplus. Shareholders’ share of profit is recognised in line with the distribution of bonuses to policyholders.

For the purposes of local regulations, segregated accounts are established for linked business for which policyholder benefits are wholly or partly determined by reference to specific investments or to an investment-related index.

The interest rates used in establishing policyholder benefit provisions for pension annuities in the course of payment are adjusted each year. Mortality rates used in establishing policyholder benefits are based on published mortality tables adjusted to reflect actual experience.

The sensitivity of the UK and Europe insurance operations to variations in key estimates and assumptions, including annuitant mortality, is discussed in note C7.4.

Measurement of investment contracts without discretionary participation features liabilities.

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals and taken directly to the statement of financial position as movements in the financial liability balance.

Incremental, directly attributable acquisition costs relating to the investment management element of these contracts are capitalised and amortised in line with the related revenue. If the contracts involve up-front charges, this income is also deferred and amortised through the income statement in line with contractual service provision in accordance with IFRS 15.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as fair value through profit or loss because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

Measurement of unallocated surplus of with-profits funds.

Represents the excess of assets over policyholder liabilities that are determined in accordance with the Group's accounting policies and are based on local GAAP for the Group’s with-profits funds in the UK, Hong Kong and Malaysia that have yet to be appropriated between policyholders and shareholders. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess (shortfall) of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to (from) the unallocated surplus each year through a charge (credit) to the income statement. The balance retained in the unallocated surplus represents cumulative income arising on the with-profits business that has not been allocated to policyholders or shareholders. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation on investments.

Liability adequacy test.

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs) and, where relevant, present value of acquired in-force business is sufficient to cover current estimates of future cash flows. Any deficiency is immediately charged to the income statement.

Jackson’s liabilities for insurance contracts, which include those for separate accounts (reflecting separate account assets), policyholder account values and guarantees measured as described in note C4.2 and the associated deferred acquisition cost asset are measured under US GAAP and liability adequacy testing is performed in this context. Under US GAAP, most of Jackson’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. Recoverability of the deferred acquisition costs in the balance sheet is tested against the projected value of future profits using current estimates and therefore no additional liability adequacy test is required by IFRS 4. The DAC recoverability test is performed in line with US GAAP requirements which in practice is at a grouped level of those contracts managed together.

(c)	Earned premiums, policy fees and claims paid

Premiums for conventional with-profits policies and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies, unitised with-profits and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the customer.

Policy fees charged on linked and unitised with-profits policies for mortality, asset management and policy administration are recognised as revenue when related services are provided.

Claims paid include maturities, annuities, surrenders and deaths. Maturity claims are recorded as charges on the policy maturity date. Annuity claims are recorded when each annuity instalment becomes due for payment. Surrenders are charged to the income statement when paid and death claims are recorded when notified.

Measurement and presentation of derivatives and debt securities of US insurance operations; financial instruments other than instruments classified as long-term business contracts

Measurement and presentation of derivatives and debt securities of US insurance operations

Jackson holds a number of derivative instruments and debt securities. The selection of the accounting approach for these items significantly affects the volatility of IFRS profit before tax.

£(2,014) million of the US income statement investment return arises from such derivatives and debt securities.

Jackson enters into derivative instruments to mitigate economic exposures. The Group has considered whether it is appropriate to undertake the necessary operational changes to qualify for hedge accounting so as to achieve matching of value movements in hedging instruments and hedged items in the performance statements. The key factors considered in this assessment were the complexity of asset and liability matching in Jackson’s product range and the difficulty and cost of applying the macro hedge provisions under IAS 39 (which are more suited to banking arrangements) to Jackson’s derivative book.

The Group has decided that, except for occasional circumstances, applying hedge accounting using IAS 39 to derivative instruments held by Jackson would not improve the relevance or reliability of the financial statements to such an extent that would justify the difficulty and cost of applying these provisions. As a result of this decision, the total income statement results are more volatile as the movements in the fair value of Jackson’s derivatives are reflected within it. This volatility is reflected in the level of short-term fluctuations in investment returns, as shown in notes B1.1 and B1.2.

Under IAS 39, unless carried at amortised cost (subject to impairment provisions where appropriate) under the held-to-maturity category, debt securities are also carried at fair value. The Group has chosen not to classify any financial assets as held-to-maturity. Debt securities of Jackson are designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments are recorded in the income statement.

(e)	Financial investments other than instruments classified as long-term business contracts
(i)	Investment classification

The Group holds financial investments in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

–Financial assets and liabilities at fair value through profit or loss – this comprises assets and liabilities designated by management as fair value through profit or loss on inception and derivatives that are held for trading. These investments are measured at fair value with all changes thereon being recognised in investment return in the income statement;

–Financial investments on an available-for-sale basis – this comprises assets that are designated by management as available-for-sale and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs.

Available-for-sale assets are subsequently measured at fair value. Interest income is recognised on an effective interest basis in the income statement. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. Except for foreign exchange gains and losses on debt securities, which are included in the income statement, unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses; and

–Loans and receivables – except for those designated as at fair value through profit or loss or available-for-sale, these instruments comprise non-quoted investments that have fixed or determinable payments. These instruments include loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method.

The Group uses the trade date method to account for regular purchases and sales of financial assets. See note A3.1 for further details of valuation of financial investments.

(ii)	Derivatives and hedge accounting

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group may designate certain derivatives as hedges.

For hedges of net investments in foreign operations, the effective portion of any change in fair value of derivatives or other financial instruments designated as net investment hedges is recognised in other comprehensive income. The ineffective portion of changes in the fair value of the hedging instrument is recorded in the income statement.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no fair value and cash flows hedges under IAS 39 at 31 December 2018 and 2017.

All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

The primary areas of the Group’s continuing operations where derivative instruments are held are the UK with-profits funds and annuity business, and Jackson.

For UK with-profits funds the derivative programme is used for the purposes of efficient portfolio management or reduction in investment risk.

For shareholder-backed UK annuity business the derivatives are held to contribute to the matching as far as practical, of asset returns and duration with those of liabilities to policyholders. The carrying value of these liabilities is sensitive to the return on the matching financial assets including derivatives held.

For Jackson’s derivative programme see note A3.1.

(iii)	Embedded derivatives

Embedded derivatives are present in host contracts issued by various Group companies, in particular Jackson. They are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

(iv)	Securities lending and reverse repurchase agreements

The Group is party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. The Group’s policy is that collateral in excess of 100 per cent of the fair value of securities loaned is required from all securities’ borrowers and typically consists of cash, debt securities, equity securities or letters of credit.

In cases where the Group takes possession of the collateral under its securities lending programme, the collateral, and corresponding obligation to return such collateral, are recognised in the consolidated statement of financial position.

The Group is also party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position.

(v)	Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

(vi)	Financial liabilities designated at fair value through profit or loss

Consistent with the Group’s risk management and investment strategy and the nature of the products concerned, the Group has designated under IAS 39 classification certain financial liabilities at fair value through profit or loss as these instruments are managed and their performance evaluated on a fair value basis. These instruments include liabilities related to consolidated collateralised debt obligations and net assets attributable to unit holders of consolidated unit trusts and similar funds.

Presentation of results before tax

Presentation of results before tax

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax attributable to policyholders and unallocated surplus and tax borne by shareholders, to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is £3,635 million and compares to profit before tax of £3,309 million.

The total tax charge for the Group reflects tax that, in addition to relating to shareholders’ profits, is also attributable to policyholders and unallocated surplus of with-profits funds and unit-linked policies. Further detail is provided in note B4. Reported profit before the total tax charge is not representative of pre-tax profits attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profits attributable to shareholders the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholder and shareholder components.

Segmental analysis of results and earnings attributable to shareholders; Segments

Segmental analysis of results and earnings attributable to shareholders
The Group uses operating profit based on longer-term investment returns as the segmental measure of its results. Total segmental operating profit is £5,717 million and is shown in note B1.1.

The basis of calculation of operating profit is disclosed in note B1.3.

For shareholder-backed business, with the exception of debt securities held by Jackson and assets classified as loans and receivables at amortised cost, all financial investments and investment property are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature. The effects of short-term fluctuations include asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.2.

Short-term fluctuations in investment returns on assets held by with-profits funds in the UK, Hong Kong, Malaysia and Singapore, do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficits of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

(f)	Segments

Under IFRS 8 ‘Operating Segments’, the Group determines and presents operating segments based on the information that is internally provided to the Group Executive Committee which is the Group’s chief operating decision maker.

The operating segments identified by the Group reflect the Group’s organisational structure, which, following a reorganisation during the year, is by business units Asia, US and UK and Europe. All business units contain both insurance and asset management operations.

Further information on the Group’s operating segments is provided in note B1.3.

Deferred acquisition costs for insurance contracts

Deferred acquisition costs for insurance contracts

The Group applies judgement in determining qualifying costs that should be capitalised (ie those costs of acquiring new insurance business that meet the criteria under the Group’s accounting policy for deferred acquisition costs).

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of deferred acquisition cost assets are necessary.

Except for acquisition costs of with-profits contracts of the UK regulated with-profits funds, which are accounted for under the ‘grandfathered’ FRS 27, costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ‘grandfathered’ ABI SORP with deferral and amortisation against margins in future revenues on the related insurance policies. In general, this deferral is shown by an explicit carrying value in the balance sheet. However, in some Asia operations the deferral is implicit through the reserving methodology. The recoverability of the deferred acquisition costs is measured and is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, then an adjustment to the carrying value will be necessary either through an impairment (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

£10.1 billion of deferred acquisition costs as per note C5.2(b).

Asia insurance operations

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, principles similar to those set out in the US insurance operations paragraph below are applied to the deferral and amortisation of acquisition costs. For other territories in Asia, the general principles of the ‘grandfathered’ ABI SORP are applied with, as described above, deferral of acquisition costs being either explicit or implicit through the reserving basis.

US insurance operations

The most material estimates and assumptions applied in the measurement and amortisation of deferred acquisition cost balances relate to the US insurance operations.

The Group’s US insurance operations apply FASB ASU 2010-26 on ‘Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts’ and capitalise only those incremental costs directly relating to successfully acquiring a contract.

For term life business, acquisition costs are deferred and amortised in line with expected premiums. For annuity and interest-sensitive life business, acquisition costs are deferred and amortised in line with expected gross profits on the relevant contracts. For fixed and fixed index annuity and interest-sensitive life business, the key assumption is the long-term spread between the earned rate on investments and the rate credited to policyholders. In addition, expected gross profits depend on mortality assumptions, assumed unit costs and lapses (including the related charges), all of which are based on a combination of Jackson’s actual experience, industry benchmarking and future expectations. A detailed analysis of actual mortality, lapse and expenses experience is performed using internally developed experience studies.

For US variable annuity business, a key assumption is the long-term investment return from the separate accounts. Jackson uses a mean reversion methodology that sets the projected level of return for each of the next five years such that these returns in combination with the actual rates of return for the preceding three years, including the current year, average the assumed long-term annual return (gross of asset management fees and other charges to policyholders, but net of external fund management fees) over the eight year period. Projected returns after the mean reversion period revert back to the long-term investment return. For further details on current balances, assumptions and sensitivity, refer to note C5.2(b) and C7.3 (iv).

To ensure that the methodology in extreme market movements produces future expected returns that are realistic, the mean reversion technique has a cap and floor feature whereby the projected returns in each of the next five years can be no more than 15 per cent per annum and no less than 0 per cent per annum (both gross of asset management fees and other charges to policyholders, but net of external fund management fees) in each year.

Jackson makes certain adjustments to the deferred acquisition costs which are recognised directly in other comprehensive income (‘shadow accounting’) to match the recognition of unrealised gains or losses on available-for-sale securities causing the adjustments. More precisely, shadow deferred acquisition costs adjustments reflect the change in deferred acquisition costs that would have arisen if the assets held in the statement of financial position had been sold, crystallising unrealised gains or losses, and the proceeds reinvested at the yields currently available in the market.

UK and Europe insurance operations

For UK regulated with-profits funds where ‘grandfathered’ FRS 27 is applied, these costs are expensed as incurred. The majority of the UK shareholder-backed business is individual and group annuity business where the deferral of acquisition costs is negligible.

Financial Investments - Valuation
Financial investments – Valuation

Financial investments held at fair value represent £401.3 billion of the Group’s total assets.

Financial investments held at amortised cost represent £13.3 billion of the Group’s total assets.

The Group estimates the fair value of financial investments, that are not actively traded, using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (either through profit and loss or available-for-sale). Information on the inclusion within the income statement of gains/losses arising on debt securities classified as available-for-sale is included in note E1(e)(i). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The Group uses current bid prices to value its investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties as described further in note C3.1. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C3.1(b).

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. The valuation techniques include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation and may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied, and the sensitivity of profit before tax to a change in these items’ valuation, are presented in note C3.1(d).

Determination of impaired value

In estimating the present value of future cash flows for determining the impaired value of instruments held at amortised cost, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s effective interest rate and exclude credit losses that have not yet been incurred.

In estimating any required impairment for US residential mortgage-backed and other asset-backed securities held as available-for-sale, the expected value of future cash flows is determined using a model, the key assumptions of which include how much of the currently delinquent loans will eventually default and assumed loss severity. Further details of the assumptions and estimates applied in assessing impairment of US available-for-sale securities are given in note C3.2(g).

Financial Investments - Determining impairment in relation to financial assets

Financial investments - Determining impairment in relation to financial assets

The Group applies judgement to assess whether factors such as the severity and duration of the decline in fair value, the financial condition and the prospects of the issuer indicate an impairment in value of financial investments classified as ‘available-for-sale’ or ‘at amortised cost’.

If evidence for impairment exists, valuation techniques, including estimates, are then applied in determining the impaired value.

The Group estimates the impaired value of financial investments based on its expectation of discounted future cash flows.

Affects £54.2 billion of assets.

For financial investments classified as ‘available for sale’ or ‘at amortised cost’, if a loss event that will have a detrimental effect on cash flows is identified, an impairment loss is recognised in the income statement. The loss recognised is determined as the difference between the book cost and the fair value of the relevant impairment assets. The loss comprises the effect of the expected loss of contractual cash flows and any additional market-price driven temporary reductions in values.

Available-for-sale securities

The Group’s review of fair value involves several factors, including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealised losses currently in equity may be recognised in the income statement in future periods. Additional details on the methodology and estimates used to determine impairments of the available-for-sale securities of Jackson are described in note C3.2(g).

The majority of the US insurance operation’s debt securities portfolio is accounted for on an available-for-sale basis. The consideration of evidence of impairment requires management’s judgement. In making this determination a range of market and industry indicators are considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer.

For US residential mortgage-backed and other asset-backed securities, all of which are classified as available-for-sale, impairment is estimated using a model of expected future cash flows. Key assumptions used in the model include assumptions about how much of the currently delinquent loans will eventually default and assumed loss severity.

Assets held at amortised cost

When assets held at amortised cost are subject to impairment testing estimated future cash flows are compared to the carrying value of the asset. In estimating future cash flows, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred.

Reversal of impairment losses

If, in subsequent periods, an impaired debt security held on an available-for-sale basis or an impaired loan or receivable recovers in value (in part or in full), and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

Intangible Assets - Carrying value of distribution rights; Intangible assets

– To determine the impaired value the Group estimates the discounted future expected cash flows arising from distribution rights.
Intangible assets – Carrying value of distribution rights

Critical judgement - The Group applies judgement to assess whether the factors such as the financial performance of the distribution arrangement, changes in relevant legislation and regulatory requirements indicate evidence of impairment of intangible assets representing distribution rights.

Critical estimate – To determine the impaired value the Group estimates the discounted future expected cash flows arising from distribution rights.

Affects £1.7 billion of assets.

Distribution rights relate to fees paid under bancassurance partnership arrangements for bank distribution of products for the term of the contractual agreement with the bank partner. Distribution rights impairment testing is conducted when there is an indication of impairment.

To ensure any required impairment is recognised in the current period the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than originally expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate impairment has occurred.

If an impairment has occurred, an impairment charge is recognised for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

(n)	Intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Deferred acquisition costs are accounted for as described in note A3.1(c) above. Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. Distribution rights relate to fees paid under bancassurance partnership arrangements for bank distribution of products for the term of the contract. Amounts for distribution rights are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels. The same principles apply to determining the amortisation method for other intangible assets unless the pattern cannot be determined reliably, in which case a straight line method is applied. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

New accounting pronouncements

     New accounting pronouncements in 2018

IFRS 15, ‘Revenue from Contracts with Customers’

The Group has adopted IFRS 15, ‘Revenue from Contracts with Customers’ from 1 January 2018. This standard provides a single framework to recognise revenue for contracts with different characteristics and overrides the revenue recognition requirements previously provided in other standards. The contracts excluded from the scope of this standard include:

—Lease contracts within the scope of IAS 17, ’Leases’;

—Insurance contracts within the scope of IFRS 4, ‘Insurance Contracts’; and

—Financial instruments within the scope of IAS 39, ‘Financial Instruments’.

The main impacts of IFRS 15 for Prudential are to revenue recognition for asset management contracts and investment contracts that do not contain discretionary participating features but do include investment management services.

In accordance with the transition provisions in IFRS 15, the Group has adopted the standard using the full retrospective method for all periods presented. The only impact on the prior periods presented is a minor reclassification in the consolidated income statement to present certain expenses (such as rebates to clients of asset management fees) as a deduction against revenue. Revenue has been reduced by £234 million in 2018 (2017: £172 million; 2016: £124 million) with a corresponding deduction in expenses.

IFRS 9, ‘Financial Instruments’ and amendments to IFRS 4,  ‘Insurance Contracts’

The IASB published a complete version of IFRS 9 in July 2014 with the exception of macro hedge accounting and the standard is mandatorily effective for annual periods beginning on or after 1 January 2018.

In September 2016, the IASB published amendments to IFRS 4, ‘Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts’ to address the temporary consequences of the different effective dates of IFRS 9 and IFRS 17, ‘Insurance Contracts’. The amendments include an optional temporary exemption from applying IFRS 9 and the associated amendments until IFRS 17 comes into effect in 2021. This temporary exemption is available to companies whose predominant activity is to issue insurance contracts based on meeting the eligibility criteria as at 31 December 2015 as set out in the amendments.

The Group met the eligibility criteria for temporary exemption under the amendments to IFRS 4 from applying IFRS 9 and has accordingly deferred the adoption of IFRS 9. See note A3.2 for further details on IFRS 9, including the disclosures associated with the temporary exemption.

In November 2018, the IASB tentatively decided that the effective date of IFRS 17 should be delayed by one year from periods ending on or after 1 January 2021 to 1 January 2022. The IASB also tentatively decided that IFRS 9 could be delayed for insurers by an additional year to keep the effective date of IFRS 9 and IFRS 17 aligned. These changes are yet to be finalised and the Group continues to monitor developments.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements are also effective from 1 January 2018:

—IFRIC 22, ‘Foreign Currency Transactions and Advance Consideration’;

—Classification and measurement of share-based payment transactions (amendments to IFRS 2, ‘Share-based payment’);

—Transfers of Investment Property (amendments to IAS 40, ‘Investment property’); and

—Annual Improvements to IFRSs 2014-2016 Cycle.

These pronouncements have had no effect on the Group’s financial statements.

Basis of consolidation

(a)    Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(i)     Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities, but the Group’s insurance operations also invest in a number of limited partnerships.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Entities consolidated by the Group include Qualifying Partnerships as defined under the UK Partnerships (Accounts) Regulations 2008 (the ‘Partnerships Act’). Some of these limited partnerships have taken advantage of the exemption under regulation 7 of the Partnerships Act from the financial statements requirements. This is under regulations 4 to 6, on the basis that these limited partnerships are dealt with on a consolidated basis in these financial statements.

(ii)    Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes venture capital business,  mutual funds and unit trusts and which, as allowed by IAS 28, ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(iii)   Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in structured entities such as:

Open-Ended Investment Companies (OEICs);

Unit Trusts (UTs);

Limited partnerships;

Variable interest entities;

Investment vehicles within separate accounts offered through variable annuities;

Collateralised debt obligations;

Mortgage-backed securities; and

Similar asset-backed securities.

Open-ended investment companies and unit trusts

The Group invests in OEICs and UTs, which invest mainly in equities, bonds, cash and cash equivalents, and properties. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

     Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity.

     Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity.

     Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.

     Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors. The Group has a limited number of OEICs and UTs where it considers it has such ability.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and appear as net asset value attributable to unit holders of consolidated unit trusts and similar funds.

Where the Group does not control these entities (as it is deemed to be acting as an agent) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up OEICs and UTs as part of asset management operations, the Group’s interest is limited to the administration fees charged to manage the assets of such entities. With no participation in these entities, the Group does not retain risks associated with OEICs and UTs. For these open-ended investment companies and unit trusts, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Jackson’s separate account assets

These are investment vehicles that invest contract holders’ premiums in equity, fixed income, bonds and money market mutual funds. The contract holder retains the underlying returns and the ownership risks related to the underlying investments. The shareholder’s economic interest in separate accounts is limited to the administrative fees charged. The separate accounts are set up as separate regulated entities governed by a Board of Governors or trustees for which the majority of the members are independent of Jackson or any affiliated entity. The independent members are responsible for any decision making that impacts contract holders’ interest and govern the operational activities of the entities’ advisers, including asset managers. Accordingly, the Group does not control these vehicles. These investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Limited partnerships

The Group’s insurance operations invest in a number of limited partnerships, either directly or through unit trusts, through a mix of capital and loans. These limited partnerships are managed by general partners, in which the Group holds equity. Such interest in general partners and limited partnerships provide the Group with voting and similar rights to participate in the governance framework of the relevant activities in which limited partnerships are engaged in. Accounting for the limited partnerships as subsidiaries, joint ventures, associates or other financial investments depends on the terms of each partnership agreement and the shareholdings in the general partners.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments. Accordingly the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

The table below provides aggregate carrying amounts of the investments in unconsolidated structured entities reported in the Group’s statement of financial position:

	31 December 2018 £m			31 December 2017 £m
		Separate	Other		Separate	Other
		account	structured		account	structured
	OEICs/UTs	assets	entities	OEICs/UTs	assets	entities
Statement of financial position line items
Equity securities and portfolio holdings in unit trusts	21,216	128,220	—	20,718	130,528	—
Debt securities	—	—	11,081	—	—	10,894
Total	21,216	128,220	11,081	20,718	130,528	10,894

The Group generates returns and retains the ownership risks in these investments commensurate to its participation and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments.

As at 31 December 2018, the Group does not have an agreement, contractual or otherwise, or intention to provide financial support to structured entities that could expose the Group to a loss.

Reinsurance

(b)    Reinsurance

The measurement of reinsurance assets is consistent with the measurement of the underlying direct insurance contracts. The treatment of any gains or losses arising on the purchase of reinsurance contracts is dependent on the underlying accounting basis of the entity concerned.

Investment return

(d)    Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation/depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson’s debt securities designated as available-for-sale. Movements in unrealised appreciation/depreciation of Jackson’s debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Borrowings

(g)    Borrowings

Although initially recognised at fair value, net of transaction costs, borrowings, excluding liabilities of consolidated collateralised debt obligations, are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

Investment properties

(h)    Investment properties

Investments in leasehold and freehold properties not for occupation by the Group, including properties under development for future use as investment properties, are carried at fair value, with changes in fair value included in the income statement. Properties are valued annually either by the Group’s qualified surveyors or by taking into consideration the advice of professional external valuers using the Royal Institution of Chartered Surveyors valuation standards. Each property is externally valued at least once every three years.

Leases of investment property where the Group has substantially all the risks and rewards of ownership are classified as finance leases (leasehold property). Finance leases are capitalised at the lease’s inception at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Pension schemes; Pensions

(i)     Pension schemes

For the Group’s defined benefit schemes, if the present value of the defined benefit obligation exceeds the fair value of the scheme assets, then a liability is recorded in the Group’s statement of financial position. By contrast, if the fair value of the assets exceeds the present value of the defined benefit obligation then the surplus will only be recognised if the nature of the arrangements under the trust deed, and funding arrangements between the Trustee and the Company, support the availability of refunds or recoverability through agreed reductions in future contributions. In addition, if there is a constructive obligation for the Company to pay deficit funding, this is also recognised such that the financial position recorded for the scheme reflects the higher of any underlying IAS 19 deficit and the obligation for deficit funding.

The Group utilises the projected unit credit method to calculate the defined benefit obligation. This method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. Estimated future cash flows are then discounted at a high-quality corporate bond rate, adjusted to allow for the difference in duration between the bond index and the pension liabilities where appropriate, to determine its present value. These calculations are performed by independent actuaries.

The plan assets of the Group’s pension schemes include several insurance contracts that have been issued by the Group.

These assets are excluded from plan assets in determining the pension surplus or deficit recognised in the consolidated statement of financial position.

The aggregate of the actuarially determined service costs of the currently employed personnel, and the net interest on the net defined benefit liability (asset) at the start of the period, is charged to the income statement. Actuarial and other gains and losses as a result of changes in assumptions or experience variances are recognised as other comprehensive income.

Contributions to the Group’s defined contribution schemes are expensed when due.

Share-based payments and related movements in own shares

(j)     Share-based payments and related movements in own shares

The Group offers share award and option plans for certain key employees and a Save As You Earn plan for all UK and certain overseas employees. Shares held in trust relating to these plans are conditionally gifted to employees.

The compensation expense charged to the income statement is primarily based upon the fair value of the options granted, the vesting period and the vesting conditions.

The Company has established trusts to facilitate the delivery of Prudential plc shares under employee incentive plans and savings-related share option schemes. The cost to the Company of acquiring these treasury shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

(k)    Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on management’s estimate and judgement of the likely amount of the liability, or recovery by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, such as the UK, life insurance companies are taxed on both their shareholders’ profits and on their policyholders’ insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12, ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Business acquisitions

(l)     Business acquisitions and disposals

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired entity is recorded as goodwill. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred. Income and expenses of acquired entities are included in the income statement from the date of acquisition.

Income and expenses of entities sold during the period are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

Where the Group writes a put option over its non-controlling interests as part of its business acquisition, which if exercised triggers the purchase by the Group of the non-controlling interests, the put option is recognised as a financial liability at the acquisition date with a corresponding amount, deducted directly from shareholder’s equity. Any subsequent changes to the carrying amount of the put liability are also recognised within equity.

Disposals

(l)     Business acquisitions and disposals

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired entity is recorded as goodwill. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred. Income and expenses of acquired entities are included in the income statement from the date of acquisition.

Income and expenses of entities sold during the period are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

Where the Group writes a put option over its non-controlling interests as part of its business acquisition, which if exercised triggers the purchase by the Group of the non-controlling interests, the put option is recognised as a financial liability at the acquisition date with a corresponding amount, deducted directly from shareholder’s equity. Any subsequent changes to the carrying amount of the put liability are also recognised within equity.

Goodwill

(m)   Goodwill

Goodwill arising on acquisitions of subsidiaries and businesses is capitalised and carried on the Group statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment. For the purposes of impairment testing, goodwill is allocated to cash generating units. For further details see note C5.1.

Cash and cash equivalents

(o)    Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition.

Shareholders' dividends; Dividends	(p) Shareholders’ dividends Interim dividends are recorded in the period in which they are paid. Final dividends are recorded in the period in which they are approved by shareholders.
Share capital; Share premium

(q)    Share capital

Shares are classified as equity when their terms do not create an obligation to transfer assets. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Foreign exchange; Foreign currency translation

(r)     Foreign exchange

The Group’s consolidated financial statements are presented in pounds sterling, the Group’s presentation currency. Accordingly, the results and financial position of foreign subsidiaries must be translated into the presentation currency of the Group from their functional currencies, ie the currency of the primary economic environment in which the entity operates. All assets and liabilities of foreign subsidiaries are converted at year end exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these currency translations is recorded as a separate component in the statement of comprehensive income.

Foreign currency borrowings that are used to provide a hedge against Group equity investments in overseas subsidiaries are translated at year end exchange rates and movements recognised in other comprehensive income. Other foreign currency monetary items are translated at year end exchange rates with changes recognised in the income statement.

Foreign currency transactions are translated at the spot rate prevailing at the time.

Earnings per share

(s)    Earnings per share

Basic earnings per share is calculated by dividing the earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts and consolidated unit trusts and OEICs, which are treated as cancelled.

For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

Prudential plc
Accounting policies
Basis of preparation

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Upon the adoption of IFRS 9 in 2018, the provisions are determined using the expected credit loss approach.

Derivatives

Derivatives

Derivative financial instruments are held to manage certain macro-economic exposures. Derivative financial instruments are carried at fair value with changes in fair value included in the profit and loss account.

Borrowings

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument.

Pension schemes; Pensions

Pensions

The Company assumes a portion of the pension surplus or deficit of the Group’s main pension scheme, the Prudential Staff Pension Scheme (‘PSPS’). The Company applies the requirements of IAS 19 ‘Employee Benefits’ (as revised in 2011) for the accounting of its interest in the PSPS surplus or deficit.

A pension surplus or deficit is recorded as the difference between the present value of the scheme liabilities and the fair value of the scheme assets. The Company’s share of pension surplus is recognised to the extent that the Company is able to recover a surplus either through reduced contributions in the future or through refunds from the scheme.

The assets and liabilities of the defined benefit pension schemes of the Prudential Group are subject to a full triennial actuarial valuation using the projected unit method. Estimated future cash flows are then discounted at a high quality corporate bond yield, adjusted to allow for the difference in duration between the bond index and the pension liabilities, where appropriate, to determine their present value. These calculations are performed by independent actuaries.

The aggregate of the actuarially determined service costs of the currently employed personnel and the net income (interest) on the net scheme assets (liabilities) at the start of the period, is recognised in the profit or loss account. Actuarial gains and losses as a result of the changes in assumptions, experience variances or the return on scheme assets excluding amounts included in the net deferred benefit asset (liability) are recorded in other comprehensive income.

Share-based payments and related movements in own shares

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions.

Tax

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset in any one year, they can be carried back for one year or carried forward indefinitely to be offset against profits arising from the same company.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12, ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Group’s UK subsidiaries each file separate tax returns. In accordance with UK tax legislation, where one domestic UK company is a 75 per cent owned subsidiary of another UK company or both are 75 per cent owned subsidiaries of a common parent, the companies are considered to be within the same UK tax group. For companies within the same tax group, trading profits and losses arising in the same accounting period may be offset for the purposes of determining current and deferred taxes.

Shareholders' dividends; Dividends	Dividends Interim dividends are recorded in the period in which they are paid.
Share capital; Share premium	Share premium The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.
Foreign exchange; Foreign currency translation

Foreign currency translation

Assets and liabilities denominated in foreign currencies, including borrowings that have been used to finance or provide a hedge against Group equity investments in overseas subsidiaries, are translated at year end exchange rates. The impact of these currency translations is recorded within the profit and loss account for the year.